Parent company financial statement (Details 1) - CNY (¥) ¥ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Assets
Cash	¥ 812,620	¥ 77,801	¥ 291,011	¥ 233,379
Current assets	1,126,930	593,100
Total assets	1,884,850	1,399,010
Shareholders' equity
Share capital	268	267
Share premium	134,583	134,584
Accumulated losses	638,246	452,823
Total shareholders' equity	1,334,813	1,101,613	921,668	697,815
Liabilities
Other payables due to related parties	138,215	124,841
Current liabilities	550,037	297,397
Total liabilities	550,037	297,397
Total shareholders' equity and liabilities	1,884,850	1,399,010
Parent [Member]
Assets
Other receivables from subsidiaries	20,330	20,178
Other receivable from related parties	86,997	98,229
Cash	526	2,508	¥ 105,100	¥ 53
Current assets	107,853	2,508
Total assets	107,853	120,915
Shareholders' equity
Share capital	268	267
Share premium	134,583	134,584
Translation reserve	9,110	12,126
Accumulated losses	(37,503)	(26,063)
Total shareholders' equity	106,458	120,914
Liabilities
Other payables due to third parties	1,393	0
Other payables due to related parties	2	1
Current liabilities	1,395	1
Total liabilities	1,395	1
Total shareholders' equity and liabilities	¥ 107,853	¥ 120,915